Related Party Disclosures - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	May 24, 2017	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Percentage of severance payment paid	50.00%
Percentage of severance payment being paid in form of salary continuation over six-month period	50.00%
Accrued severance payment		€ 0.1
Bottom of range [member] | Bay City Capital Cooperatief Uitgesloten Aansprakelijkheid [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by shareholders		5.00%
Bottom of range [member] | Cooperatief LSP Four Uitgesloten Aansprakelijkheid [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by shareholders		5.00%
Bottom of range [member] | Sofinnova Venture Partners Nine Limited Partnership [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by shareholders		5.00%
Top of range [member] | Biophrase BV [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by shareholders		1.00%